Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	4,382,275	2,977,275
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 4.65	$ 7.31
Number of share options granted in share-based payment arrangement		2,305,000
Weighted average exercise price of share options granted in share-based payment arrangement		$ 2.00
Number of share options forfeited in share-based payment arrangement	(1,296,775)	(900,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 4.15	$ 6.46
Number of share options outstanding in share-based payment arrangement at end of period	3,085,500	4,382,275
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 4.52	$ 4.65